Net finance income/(costs) (Tables)	6 Months Ended
Dec. 31, 2019
Net finance income/(costs)
Schedule of net finance income/(costs)

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(245)	(261)	(583)	(525)
Interest payable on secured term loan facility and senior secured notes	(4,345)	(4,859)	(9,455)	(9,390)
Interest payable on lease liabilities (note 15)	(33)	—	(68)	—
Amortization of issue costs on secured term loan facility and senior secured notes	(146)	(165)	(291)	(321)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	—	(1,316)	—	(1,535)
Unwinding of discount relating to registrations	(192)	(505)	(1,169)	(1,231)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(425)	(25)	(346)	56
Total finance costs	(5,386)	(7,131)	(11,912)	(12,946)
Interest receivable on short-term bank deposits	415	785	1,070	1,474
Foreign exchange gains on retranslation of unhedged US dollar borrowings	19,522	—	17,074	—
Hedge ineffectiveness on cash flow hedges	707	—	588	—
Total finance income	20,644	785	18,732	1,474
Net finance income/(costs)	15,258	(6,346)	6,820	(11,472)